Lincoln LifeGoals®
The Lincoln National Life Insurance Company
Updating Summary Prospectus for Existing Owners
May 1, 2024

Lincoln Life Flexible Premium Variable Life Account M

The updating summary prospectus for the Policy contains more information about the Policy, including its features, benefits, and risks. You can find the current prospectus and other information about the Policy online at www.lfg.com/VULprospectus. You can also obtain this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The prospectus gives you information about the Policy that you should know before you decide to buy a Policy and make Premium Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference. All prospectuses and other shareholder reports will be made available on www.lfg.com/VULprospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Updated Information about your Policy
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Policy.
Summary of Recent Policy Changes:
Fund Reorganizations:
•
The Board of Trustees of American Century Variable Portfolios, Inc. has approved an agreement and plan of reorganization of each Fund into and with a substantially similar series and class of Lincoln Variable Insurance Products (“LVIP”) Trust. The reorganization was effective on or about April 26, 2024.
The following fund will be reorganized into…	...the following acquiring Fund.
American Century VP Balanced Fund	LVIP American Century Balanced Fund
American Century VP Large Company Value Fund	LVIP American Century Large Company Value Fund
Fund Name Changes:
Former Fund Name	New Fund Name
ClearBridge Variable Aggressive Growth Portfolio	ClearBridge Variable Growth Portfolio
Delaware VIP® Emerging Markets Series	Macquarie VIP Emerging Markets Series
Delaware VIP® Small Cap Value Series	Macquarie VIP Small Cap Value Series
LVIP Delaware Bond Fund	LVIP Macquarie Bond Fund
LVIP Delaware Diversified Floating Rate Fund	LVIP Macquarie Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund	LVIP Macquarie Diversified Income Fund
LVIP Delaware High Yield Fund	LVIP Macquarie High Yield Fund
LVIP Delaware Limited-Term Diversified Income Fund	LVIP Macquarie Limited-Term Diversified Income Fund
LVIP Delaware Mid Cap Value Fund	LVIP Macquarie Mid Cap Value Fund
LVIP Delaware SMID Cap Core Fund	LVIP Macquarie SMID Cap Core Fund
LVIP Delaware Social Awareness Fund	LVIP Macquarie Social Awareness Fund
LVIP Delaware U.S. Growth Fund	LVIP Macquarie U.S. Growth Fund
LVIP Delaware U.S. REIT Fund	LVIP Macquarie U.S. REIT Fund
LVIP Delaware Value Fund	LVIP Macquarie Value Fund
LVIP T. Rowe Price Growth Stock Fund	LVIP AllianceBernstein Large Cap Growth Fund
1

Fund Name and Share Class Changes:
Former Fund Name / Share Class	New Fund Name / Share Class
Delaware Ivy VIP Asset Strategy Portfolio – Class II	Macquarie VIP Asset Strategy Series – Service Class
Delaware Ivy VIP Energy Portfolio – Class II	Macquarie VIP Energy Series – Service Class
Delaware Ivy VIP High Income Portfolio – Class II	Macquarie VIP High Income Series – Service Class
Delaware Ivy VIP Mid Cap Growth Portfolio – Class II	Macquarie VIP Mid Cap Growth Series – Service Class
Delaware Ivy VIP Science and Technology Portfolio – Class II	Macquarie VIP Science and Technology Series – Service Class
Delaware Ivy VIP Small Cap Growth Portfolio – Class II	Macquarie VIP Small Cap Growth Series – Service Class
2

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no charges for a Full Surrender or a Withdrawal.			•Policy Charges and Fees
Transaction Charges	You may be charged for other transactions, such as transferring Policy Value between Sub-Accounts or exercising certain benefits.			•Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)
•In addition to transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy,
Administrative Fees, mortality and expense risk charges and Policy
Loan interest.
•Certain fees are set based on characteristics of the Insured (e.g., age,
Target Age and gender). You should review your Policy Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.46%	3.17%
*As a percentage of Underlying Fund assets.
	RISKS			Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			•Principal Risks of Investing in the Policy
Not a Short- Term Investment	•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash. •Tax deferral is more beneficial to investors with a long-time horizon.			•Principal Risks of Investing in the Policy •Policy Charges and Fees
3

	RISKS	Location in Prospectus
Risks Associated with Investment Options
•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary
depending on the performance of the investment options available under the Policy.
•Each investment option (including a Fixed Account investment option)
has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
•Principal Risks of Investing in the Policy
Insurance Company Risks
•Any obligations, guarantees, and benefits of the contract including the
Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about
Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-800-487-1485 or by visiting
https://www.lfg.com/public/aboutus/investorrelations/
financialinformation.
•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/
VULprospectus.
•Principal Risks of Investing in the Policy •Lincoln Life, the Separate Account and the General Account
Policy Lapse
•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.
•Outstanding Policy Loans and Withdrawals will increase the risk of lapse. The death benefit will not be paid if the Policy has Lapsed.
•Principal Risks of Investing in the Policy •Lapse and Reinstatement
	RESTRICTIONS	Location in Prospectus
Investments
•We reserve the right to charge for each transfer between Sub-
Accounts in excess of 24 transfers per year.
•We reserve the right to add, remove, or substitute Sub-Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another
Underlying Fund. An Underlying Fund may discontinue offering their shares to the Sub-Accounts.
•There are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so.
•Transfer Fee •Sub-Account Availability and Substitution of Funds
Optional Benefits	•N/A	•Optional Sub- Account Allocation Program
4

	TAXES	Location in Prospectus
Tax Implications
•You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the
Policy.
•Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
•Tax Issues
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
•Investment professionals typically receive compensation for selling the
Policy to investors.
•Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the
investment professional is not compensated (or compensated less).
•Registered representatives may be eligible for certain cash and non-
cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-
cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
•Distribution of the Policies and Compensation
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Change of Plan (located in the SAI)
5

APPENDIX A: FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 4	0.80%	14.02%	8.92%	6.98%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 4	0.78%[2]	8.75%	7.18%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 4	0.91%[2]	22.29%	13.36%	9.30%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 4	1.16%[2]	15.79%	8.03%	5.51%
Growth of capital.	American Funds Growth Fund - Class 4	0.84%	38.13%	18.38%	14.07%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 4	0.78%	25.82%	13.08%	10.63%
Long-term growth of capital.	American Funds International Fund - Class 4	1.03%	15.56%	4.58%	3.15%
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 4	0.82%[2]	3.51%	0.57%	1.24%
Long-term capital appreciation.	American Funds New World Fund® - Class 4	1.07%[2]	15.67%	8.37%	4.43%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 4	0.77%[2]	16.97%	12.33%	9.64%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	ClearBridge Variable Growth Portfolio - Class II (formerly ClearBridge Variable Aggressive Growth Portfolio) advised by Legg Mason Partners Fund Advisor, LLC	1.10%	24.13%	8.05%	6.38%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.01%	43.66%	15.22%	N/A
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.08%	12.62%	10.46%	6.83%
Total return.	Columbia VP Commodity Strategy Fund - Class 2	1.01%[2]	-7.14%	9.08%	-0.97%
High total return through current income and, secondarily, through capital appreciation.	Columbia VP Emerging Markets Bond Fund - Class 2	1.00%[2]	10.02%	1.57%	2.20%
Total return, consisting of current income and capital appreciation.	Columbia VP Strategic Income Fund - Class 2	0.94%[2]	9.20%	2.91%	2.99%
To provide a high level of current income.	Eaton Vance VT Floating- Rate Income Fund - Initial Class	1.17%	11.21%	4.13%	3.22%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.69%	21.29%	12.16%	8.81%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.81%	33.12%	16.36%	11.33%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.83%	35.89%	19.34%	14.51%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	14.80%	12.17%	7.85%
High level of current income, and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio - Service Class 2	0.90%	9.18%	3.47%	3.10%
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class I	1.10%[2]	7.75%	N/A	N/A
To provide total return. A fund of funds.	First Trust Dorsey Wright Tactical Core Portfolio – Class I	1.30%[2]	11.28%	7.15%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio – Class I	1.20%[2]	16.90%	N/A	N/A
To maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio - Class I	1.14%[2]	8.94%	6.25%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1.19%	10.51%	7.23%	6.53%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	14.62%	7.44%	4.64%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4	0.81%[2]	8.55%	6.88%	4.90%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	1.00%[2]	11.99%	13.64%	10.12%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 4	1.18%[2]	26.70%	13.41%	8.86%
Seeks maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.	Goldman Sachs VIT Government Money Market Fund - Service Shares	0.43%[2]	4.79%	1.64%	1.02%
Long-term growth of capital. A fund of funds.	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio - Advisor Shares	1.36%[2]	7.53%	4.00%	N/A
Growth of capital.	Hartford Capital Appreciation HLS Fund - Class IC	1.17%	19.38%	12.73%	8.73%
Capital Appreciation.	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	1.25%[2]	20.64%	8.43%	3.57%
Capital growth and income.	Invesco V.I. Comstock Fund - Series II Shares	1.00%	12.10%	13.20%	8.65%
To seek to provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series II Shares	0.93%	8.77%	9.53%	7.53%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series II Shares	0.82%	10.24%	9.64%	6.78%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.15%	17.86%	8.15%	4.07%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series II Shares	1.13%	17.82%	12.79%	8.66%
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Service Class (formerly LVIP T. Rowe Price Growth Stock Fund) advised by Lincoln Financial Investments Corporation	0.88%[2]	45.95%	13.04%	11.39%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	13.27%	7.63%	5.72%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Service Class (formerly American Century VP Balanced Fund) advised by Lincoln Financial Investments Corporation	1.02%[2]	16.12%	8.20%	N/A
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Service Class (formerly American Century VP Large Company Value Fund) advised by Lincoln Financial Investments Corporation	0.85%[2]	3.78%	10.37%	7.58%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%[2]	14.55%	8.17%	6.12%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	3.74%	0.98%	1.00%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.98%[2]	13.35%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%	4.81%	2.90%	1.93%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.07%[2]	12.79%	4.50%	3.59%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	15.72%	7.72%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	22.36%	14.59%	10.69%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%	21.35%	14.45%	N/A
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	9.76%	2.86%	1.34%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.66%[2]	18.62%	6.47%	4.13%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	17.09%	12.53%	9.79%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	15.25%	11.14%	6.89%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long- term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%	5.66%	1.04%	1.56%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	11.49%	4.69%	3.73%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.12%[2]	36.38%	13.28%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Service Class[3] (formerly LVIP Delaware Bond Fund) advised by Lincoln Financial Investments Corporation	0.72%	5.57%	1.14%	1.64%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Service Class[3] (formerly LVIP Delaware Diversified Floating Rate Fund) advised by Lincoln Financial Investments Corporation	0.88%[2]	5.31%	2.13%	1.43%
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Service Class[3] (formerly LVIP Delaware Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.84%[2]	5.94%	1.75%	1.80%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Service Class[3] (formerly LVIP Delaware High Yield Fund) advised by Lincoln Financial Investments Corporation	1.04%[2]	12.34%	5.19%	3.25%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited- Term Diversified Income Fund - Service Class[3] (formerly LVIP Delaware Limited-Term Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.83%[2]	4.68%	1.56%	1.36%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Service Class[3] (formerly LVIP Delaware Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.78%	10.86%	11.49%	8.24%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Service Class[3] (formerly LVIP Delaware SMID Cap Core Fund) advised by Lincoln Financial Investments Corporation	1.10%[2]	16.10%	11.91%	8.06%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Service Class[3] (formerly LVIP Delaware Social Awareness Fund) advised by Lincoln Financial Investments Corporation	0.80%	29.72%	15.45%	10.93%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Service Class[3] (formerly LVIP Delaware U.S. Growth Fund) advised by Lincoln Financial Investments Corporation	1.02%	47.90%	18.02%	12.22%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Service Class[3] (formerly LVIP Delaware U.S. REIT Fund) advised by Lincoln Financial Investments Corporation	1.13%[2]	12.24%	6.14%	5.94%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Service Class[3] (formerly LVIP Delaware Value Fund) advised by Lincoln Financial Investments Corporation	0.98%	3.18%	7.78%	7.54%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	14.42%	9.55%	6.31%
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	7.80%	11.10%	8.30%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	3.76%	-1.16%	0.01%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%[2]	19.81%	5.77%	3.19%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	4.61%	1.04%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%[2]	5.03%	0.52%	1.23%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%[2]	10.46%	5.02%	3.83%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	8.56%	2.48%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	17.27%	7.70%	3.76%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.60%[2]	15.75%	11.94%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%	13.28%	7.11%	5.07%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%	14.54%	7.77%	5.45%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.	LVIP SSGA Nasdaq-100 Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.70%[2]	54.11%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	25.70%	15.12%	11.49%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	4.91%	1.62%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	16.21%	9.25%	6.47%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%	9.99%	4.80%	3.71%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.82%	12.81%	6.86%	4.96%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.84%	13.98%	7.42%	5.28%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	20.87%	13.22%	10.54%
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%	5.73%	0.33%	1.02%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.57%[2]	24.91%	14.55%	10.81%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.59%[2]	15.07%	6.84%	3.74%
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.95%[2]	38.35%	16.68%	13.63%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	16.95%	12.17%	7.44%
Maximize total return.	LVIP Western Asset Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.78%	6.19%	0.79%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Total return.	Macquarie VIP Asset Strategy Series - Service Class[3] (formerly Delaware Ivy VIP Asset Strategy Portfolio) advised by Delaware Management Company	0.85%[2]	13.90%	8.27%	3.48%
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Service Class[3] (formerly Delaware VIP® Emerging Markets Series) advised by Delaware Management Company	1.48%[2]	13.45%	3.87%	2.38%
Capital growth and appreciation.	Macquarie VIP Energy Series - Service Class[3] (formerly Delaware Ivy VIP Energy Portfolio) advised by Delaware Management Company	1.17%[2]	4.06%	7.75%	-2.41%
To seek to provide total return through a combination of high current income and capital appreciation.	Macquarie VIP High Income Series - Service Class[3] (formerly Delaware Ivy VIP High Income Portfolio) advised by Delaware Management Company	0.96%	11.95%	4.46%	3.70%
Growth of capital.	Macquarie VIP Mid Cap Growth Series - Service Class[3] (formerly Delaware Ivy VIP Mid Cap Growth Portfolio) advised by Delaware Management Company	1.10%[2]	19.59%	14.63%	10.47%
Growth of capital.	Macquarie VIP Science and Technology Series - Service Class[3] (formerly Delaware Ivy VIP Science and Technology Portfolio) advised by Delaware Management Company	1.15%	39.04%	17.17%	10.87%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Growth of capital.	Macquarie VIP Small Cap Growth Series - Service Class[3] (formerly Delaware Ivy VIP Small Cap Growth Portfolio) advised by Delaware Management Company	1.14%[2]	13.11%	7.89%	6.28%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Service Class[3] (formerly Delaware VIP® Small Cap Value Series) advised by Delaware Management Company	1.08%	9.10%	9.87%	6.77%
Capital Appreciation.	MFS® VIT Growth Series - Service Class advised by Massachusetts Financial Services Company	0.98%[2]	35.51%	15.59%	12.69%
Total return.	MFS® VIT Total Return Series - Service Class advised by Massachusetts Financial Services Company	0.86%[2]	10.22%	8.27%	6.27%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.04%[2]	-2.33%	8.05%	6.13%
To seek both capital appreciation and current income.	Morgan Stanley VIF Global Infrastructure Portfolio - Class II	1.12%[2]	4.27%	6.55%	4.98%
Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.	PIMCO VIT All Asset Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC	2.29%[2]	8.02%	5.90%	3.93%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC	1.58%[2]	-7.93%	8.46%	-0.90%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To seek maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Dynamic Bond Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC	1.14%	6.99%	2.14%	2.22%
To seek maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC	1.37%	11.00%	2.14%	2.67%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.92%	19.90%	10.43%	8.03%
Capital Appreciation.	Putnam VT Global Health Care Fund - Class IB	1.01%	9.13%	13.48%	10.16%
High current income consistent with what the manager believes to be prudent risk.	Putnam VT Income Fund - Class IB	0.89%	4.69%	0.37%	1.43%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.82%	15.67%	14.50%	10.26%
Long-term capital growth.	Templeton Foreign VIP Fund - Class 4	1.17%[2]	20.69%	5.17%	1.18%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 4	0.85%[2]	2.82%	-2.23%	-0.76%
Long-term capital appreciation by investing primarily in global resource securities.	VanEck VIP Global Resources Fund - Class S Shares	1.36%	-3.84%	10.34%	-1.26%
Long-term total return.	Virtus Newfleet Multi- Sector Intermediate Bond Series - Class A Shares	0.94%[2]	8.69%	3.19%	2.94%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.
2
This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this funds annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Macquarie VIP Series, Delaware Funds, Ivy Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
4
The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.
5
Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

This updating summary prospectus incorporates by reference the prospectus and Statement of Additional Information (SAI) for the Policy, both dated May 1, 2024, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
SEC File Nos. 333-259297; 811-08557
EDGAR Contract Identifier C000232314